Merger (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 24, 2024	Sep. 22, 2023	Nov. 04, 2022	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Common stock, shares issued				74,000,234	74,000,234	73,829,536
Common stock, shares outstanding				74,000,234	74,000,234	73,829,536	64,626,430
Number of shares converted			1,000
Exercise price of warrants		$ 0.01		$ 0.01	$ 0.01	$ 0.01
Shares issued during the period, value						$ 19,779,000
Proceeds from issuance of common stock						$ 150,000
Private Placement [Member]
Business Acquisition [Line Items]
Proceeds from net of transaction costs		$ 8,500,000
Common Stock [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares				74,544	74,544	2,000,000
Shares issued for services	96,154			96,154	96,154	1,300,000
Shares issued during the period, value
Alliance Global Partners [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		54,000				1,300,000
Exercise price of warrants		$ 11.00				$ 11.00
Murphy Canyon Acquisition Corp [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		54,000
Exercise price of warrants		$ 11.00
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		2,000,000
Exercise price of warrants		$ 11.50
Shares issued, purchase price		$ 10.00
Shares issued during the period, value		$ 20,000,000
Proceeds from issuance of common stock		$ 20,000,000.0
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares transferred		709,000
Murphy Canyon Acquisition Corp [Member] | Director [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares transferred		45,000
Murphy Canyon Acquisition Corp [Member] | Sponsor [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Number of shares converted		3,306,250
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business acquisition right to receive number of shares		32,313.215
Number of shares issued		64,626,430
Common stock conversion basis		one-for-one basis
Number of shares held prior to business combination		58,066,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Convertible Note Holders [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		373,570
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Share Holdersand Convertible Note Holders [Member]
Business Acquisition [Line Items]
Number of shares issued		65,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Director [Member]
Business Acquisition [Line Items]
Common stock conversion basis		one-for-one basis
Murphy Canyon Acquisition Corp [Member] | Old Conduit Pharmaceuticals Limited [Member]
Business Acquisition [Line Items]
Common stock, shares issued		2,000
Common stock, shares outstanding		2,000
Murphy Canyon Acquisition Corp [Member] | Alliance Global Partners [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		54,000
Cash fee		$ 6,500,000
Shares issued for services		1,300,000
Warrants to purchase common stock		54,000
Exercise price of warrants		$ 11.00
Deferred underwriting fee		$ 4,600,000
Financial advisory fee		5,600,000
Cash payments due		$ 5,700,000
Interest rate		5.50%
[custom:StockIssuedDuringPeriodSharesStockWarrantsExercised-0]		54,000